Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 87.0%
Debt Funds - 34.6%
American Funds Insurance Series - American High-Income Trust, Class 1	148,598	$1,438,426
American Funds Insurance Series - The Bond Fund of America, Class 1(a)	4,116,616	40,836,829
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	1,137,503	11,682,160
Total Debt Funds		53,957,415
Equity Funds - 52.4%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	847,538	13,602,982
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	161,919	3,057,035
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,315,929	22,462,908
American Funds Insurance Series Growth Fund, Class 1	190,774	22,791,726
American Funds Insurance Series Growth-Income Fund, Class 1	286,634	19,663,099
Total Equity Funds		81,577,750
Total Variable Insurance Trusts
(Cost - $107,032,478)		135,535,165
Mutual Funds - 8.6%
Equity Funds - 8.6%
American Funds International Growth and Income Fund (Cost - $12,531,447)	343,198	13,405,296
Short-Term Investments - 4.6%
Money Market Funds - 4.6%
Dreyfus Government Cash Management, 4.80%(b)	7,046,601	7,046,601
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(b)	158,336	158,336
Total Short-Term Investments (Cost - $7,204,937)		7,204,937
Total Investments - 100.2%
(Cost - $126,768,862)		$156,145,398
Other Assets Less Liabilities - Net (0.2)%		(255,238)
Total Net Assets - 100.0%		$155,890,160

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.